BlackRock Ultra-Short Term Bond Portfolio Investment Strategy - BlackRock Ultra-Short Term Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	BlackRock Advisors, LLC (“BlackRock” or “Subadviser”), subadviser to the Portfolio, invests, under normal circumstances, at least 80% of the Portfolio’s net assets in fixed-income securities, which includes money market instruments. The Portfolio may invest in the highest quality short-term money market instruments and in U.S. Government Securities (e.g., obligations of the U.S. Government or its agencies or instrumentalities). The Portfolio may also invest in commercial paper and asset-backed securities, including private placement transactions. The Portfolio also may invest in U.S. dollar-denominated securities issued by foreign companies or banks or their U.S. affiliates. The Portfolio may invest all of its assets in any one type of security. The Portfolio may also invest in repurchase agreements. The Portfolio concentrates its investments in obligations of domestic banks, including foreign branches of U.S. banks guaranteed by a U.S. bank, and U.S. branches of foreign banks. The Portfolio expects that investments in such obligations will consist principally of obligations that are issued by U.S. branches of foreign banks for sale in the United States. The Portfolio also may invest up to 25% of its total assets in obligations of foreign banks located abroad and obligations of foreign branches of domestic banks not having a guarantee of a U.S. bank. The Portfolio is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. Accordingly, the Portfolio is not required to be managed in accordance with the credit quality, liquidity, diversification or other limitations imposed on money market funds by applicable law. Investment Selection The Portfolio invests in short-term U.S. Government Securities and corporate and asset-backed securities rated, at the time of purchase, in the highest rating category by any two of Standard & Poor’s, Moody’s, or any other nationally recognized rating services (or by one rating service if only one such rating service has rated the security). The Portfolio may also invest in unrated securities determined by BlackRock to be of comparable quality. Such securities include short-term corporate debt securities such as commercial paper, asset-backed securities, bank certificates of deposit, banker’s acceptances and master demand notes. Under normal circumstances, the Portfolio will invest primarily in fixed and floating-rate securities maturing in 397 days or less from the date of purchase and the dollar-weighted average maturity of the Portfolio’s investments as calculated by BlackRock is expected to be 60 days or less.